Financial statements of Barclays PLC - Statement of comprehensive income (Parenthetical) £ in Millions		12 Months Ended
		Dec. 31, 2018 GBP (£) Employees	Dec. 31, 2017 GBP (£) Employees	Dec. 31, 2016 GBP (£)
Condensed Statement of Income Captions [Line Items]
Profit (loss)		£ 2,372	£ (894)	£ 2,828
Comprehensive income		£ 2,620	£ (1,392)	6,816
Number of employees (full time equivalent) | Employees	[1]	83,500	79,900
Barclays PLC [member]
Condensed Statement of Income Captions [Line Items]
Profit (loss)		£ 15,806	£ 1,147	874
Comprehensive income		15,806	1,207	900
Other comprehensive income/(oss)		£ 0	£ 60	£ 26
Number of employees (full time equivalent) | Employees		87	90

[1]

b As a result of the establishment of Barclays Execution Services in September 2017, employees who are now employed by Barclays Execution Services and who were previously allocated to, or were within, Barclays UK and Barclays International are now reported in Head Office.